2019 REGISTERED DIRECT OFFERING - Additional information (Details) - USD ($)		12 Months Ended
	May 12, 2019	Sep. 30, 2021	Sep. 30, 2020
Derivative Liability		$ 1,628,113
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		$ 108,944	$ 679,271
Registered Direct Offering 2019 [Member]
Number of shares issued during the period	8,615,384
Shares Issued, Price Per Share	$ 0.325
Registered Direct Offering 2019 [Member] | Series H Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40
Warrants to purchase shares of Common Stock	1